SCHEDULE OF NOTE PAYABLE (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Notes Payable
Notes payable		$ 2,650,000
Less: unamortized discount		(2,203,226)
Notes payable, net		$ 446,774